Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 21,011	$ 13,654
Term deposits	1,600	0
Restricted cash	50	900
Accounts receivable trade, net	801	1,763
Inventories	4,650	3,862
Prepaid expenses	1,140	400
Other current assets	674	1,252
Deferred voyage expenses	621	96
Total current assets	30,547	21,927
Fixed assets:
Vessels, net	256,737	253,781
Other fixed assets, net	373	386
Total fixed assets	257,110	254,167
Other non-current assets:
Deposits assets, non-current	1,325	1,325
Deferred charges and other long-term investments, non-current	4,396	4,677
Restricted cash, non-current	990	0
Right of use asset - leases	845	426
Other non-current assets	32	29
TOTAL ASSETS	295,245	282,551
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs and debt discounts of $995 and $2,443, respectively	19,417	183,066
Trade accounts and other payables	3,707	16,105
Due to related parties, net of deferred finance costs of $NIL and $113, respectively	0	24,237
Convertible notes, net of deferred finance costs of $NIL and $17, respectively	0	2,588
Accrued liabilities	2,988	6,881
Lease liability	140	108
Deferred revenue	4,510	4,296
Total current liabilities	30,762	237,281
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs and debt discounts of $2,532 and $NIL, respectively	150,345	0
Convertible notes, non-current, net of deferred finance costs and debt discounts of $5,839 and $212, respectively	14,516	12,020
Lease liability, non-current	705	318
Deferred revenue, non-current	2,773	3,074
Other liabilities, non-current	450	0
Total liabilities	199,551	252,693
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2020 and 2019; 68,314,985 and 1,681,253 shares issued and outstanding as at December 31, 2020 and 2019, respectively	7	0
Additional paid-in capital	490,284	406,099
Accumulated deficit	(394,597)	(376,241)
Total Stockholders' equity	95,694	29,858
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 295,245	$ 282,551